Pension and Retirement Allowance Plans (Fair Value of Level 3 Assets for Foreign Plans of Commingled Funds) (Details) In Thousands	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Equity Securities [Member] Pooled Funds [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Equity Securities [Member] Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Equity Securities [Member] Pooled Funds [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Debt Securities [Member] Pooled Funds [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Debt Securities [Member] Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Debt Securities [Member] Pooled Funds [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] Other Assets [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] Other Assets [Member] USD ($)	Mar. 31, 2011 Equity Securities [Member] Pooled Funds [Member] USD ($)	Mar. 31, 2011 Equity Securities [Member] Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Debt Securities [Member] Pooled Funds [Member] USD ($)	Mar. 31, 2011 Debt Securities [Member] Pooled Funds [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] USD ($)	Mar. 31, 2011 Other Assets [Member] JPY (¥)
Balance at beginning of period	$ 112,048	¥ 4,293,000	¥ 10,966,000	¥ 9,300,000	¥ 7,382,000	$ 132,121	¥ 2,497,000	¥ 1,535,000	$ 29,458	¥ 6,554,000	¥ 3,936,000	$ 76,458	¥ 249,000	¥ 1,911,000	$ 26,205	$ 30,084	¥ 2,445,000	$ 78,964	¥ 6,346,000	$ 3,000	¥ 2,175,000
Relating to assets still held at the reporting date	9,904			822,000	2,264,000		220,000	667,000		602,000	1,597,000					2,651		7,253
Relating to assets sold during the period	301			25,000						25,000								301
Purchases, sales, and settlements, net	22,771	1,523,000		1,890,000	41,000			374,000		(123,000)	1,225,000		2,013,000	(1,558,000)				(1,482)		24,253
Foreign exchange impact			(1,071,000)		(387,000)	(12,903)		(79,000)	(3,277)		(204,000)	(8,578)		(104,000)	(1,048)		(272,000)		(712,000)		(87,000)
Balance at end of period		¥ 5,816,000	¥ 10,966,000	¥ 10,966,000	¥ 9,300,000	$ 132,121		¥ 2,497,000	$ 29,458		¥ 6,554,000	$ 76,458		¥ 249,000	$ 26,205		¥ 2,445,000		¥ 6,346,000		¥ 2,175,000